Accounts receivable, net - Movement of the allowance for doubtful accounts (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the year/period	$ 1,708	$ 3,467
Additions	103	917
Reversal	(1,052)	(2,125)
Write-off	0	(675)
Foreign currency translation adjustments	36	124
Balance at the end of the year/period	$ 795	$ 1,708